Equity (Details)					6 Months Ended
	May 14, 2024 shares	Apr. 03, 2024 shares	Feb. 04, 2024 $ / shares shares	May 31, 2023 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares
Equity [Line Items]
Authorized share capital (in Dollars) | $								$ 50,000
Closed IPO shares				3,507,734
Fair value of warrants					¥ 1,288,129	$ 184,200	¥ (1,430,663)
Least of after-tax profits percentage					10.00%			10.00%
Reserve funds percentage					50.00%			50.00%
Restricted net assets (in Yuan Renminbi) | ¥					¥ 78,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized					500,000,000			500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized					450,000,000			450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares, shares issued					16,158,174			16,158,174	16,105,132
Ordinary shares, shares outstanding					16,158,174			16,158,174	16,105,132
Closed IPO shares	23,765
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Closed IPO shares					53,042	53,042
Principal amount settle					¥ 378,312	$ 50,920
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares, shares issued			20,000,000
Reclassify ordinary shares			44,394,436
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized					50,000,000			50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares, shares issued					16,816,692			16,816,692	16,816,692
Ordinary shares, shares outstanding					16,816,692			16,816,692	16,816,692
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares, shares issued			20,000,000
Reclassify ordinary shares			44,394,436
Initial Public Offering [Member]
Equity [Line Items]
Fair value of warrants					¥ 617,554	85,406
Initial Public Offering [Member] | Warrants [Member]
Equity [Line Items]
Warrants issued	1,188	75,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Closed IPO shares		1,500,000
Exercise price (in Dollars per share) | $ / shares								$ 4.4
Over-Allotment Warrants [Member]
Equity [Line Items]
Fair value of warrants					¥ 9,786	$ 1,353